Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) $ / shares
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	PRIMECAP Odyssey Funds
Entity Central Index Key	0001293967
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
Shareholder Report Annual or Semi-Annual	semi-annual shareholder report
PRIMECAP Odyssey Stock Fund
Shareholder Report [Line Items]
Fund Name	PRIMECAP Odyssey Stock Fund
Class Name	PRIMECAP Odyssey Stock Fund
Trading Symbol	POSKX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PRIMECAP Odyssey Stock Fund (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature. You can also request this information by contacting us at 1-800-729-2307.
Additional Information Phone Number	1-800-729-2307
Additional Information Website	https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PRIMECAP Odyssey Stock Fund	$36	0.67%
[1]
Expenses Paid, Amount	$ 36
Expense Ratio, Percent	0.67%
Net Assets	$ 4,430,881,578
Holdings Count | $ / shares	148
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$4,430,881,578
Number of Holdings	148
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of April 30, 2026)

Top 10 Issuers	(%)
Intel Corp.	8.2%
Eli Lilly & Co.	4.9%
AstraZeneca PLC	4.0%
KLA Corp.	3.1%
Flex Ltd.	3.0%
FedEx Corp.	2.5%
Siemens AG	2.5%
Alphabet, Inc. - Class A & C	2.4%
Ross Stores, Inc.	2.3%
Biogen, Inc.	2.3%

Top Sectors	(%)
Information Technology	27.6%
Industrials	21.8%
Health Care	21.2%
Financials	10.0%
Consumer Discretionary	6.7%
Communication Services	3.6%
Consumer Staples	2.4%
Energy	2.4%
Materials	2.2%
Utilities	0.0%
Cash & Other	2.1%

Updated Prospectus Web Address	https://www.primecap.com/funds/primecap-odyssey-stock-fund/#literature
PRIMECAP Odyssey Growth Fund
Shareholder Report [Line Items]
Fund Name	PRIMECAP Odyssey Growth Fund
Class Name	PRIMECAP Odyssey Growth Fund
Trading Symbol	POGRX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PRIMECAP Odyssey Growth Fund (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature. You can also request this information by contacting us at 1-800-729-2307.
Additional Information Phone Number	1-800-729-2307
Additional Information Website	https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PRIMECAP Odyssey Growth Fund	$35	0.66%
[2]
Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.66%
Net Assets	$ 5,423,917,747
Holdings Count | $ / shares	179
Investment Company Portfolio Turnover	3.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$5,423,917,747
Number of Holdings	179
Portfolio Turnover	3%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of April 30, 2026)

Top 10 Issuers	(%)
Micron Technology, Inc.	7.7%
Intel Corp.	5.1%
Alphabet, Inc. - Class A & C	4.9%
Eli Lilly & Co.	4.2%
Xometry, Inc.	3.4%
BeOne Medicines Ltd.	3.2%
Flex Ltd.	3.0%
Biogen, Inc.	2.1%
KLA Corp.	1.9%
NVIDIA Corp.	1.9%

Top Sectors	(%)
Information Technology	31.2%
Health Care	22.8%
Industrials	16.6%
Communication Services	7.8%
Financials	7.7%
Consumer Discretionary	7.3%
Consumer Staples	1.6%
Energy	1.1%
Materials	0.7%
Real Estate	0.2%
Cash & Other	3.0%

Updated Prospectus Web Address	https://www.primecap.com/funds/primecap-odyssey-growth-fund/#literature
PRIMECAP Odyssey Aggressive Growth Fund
Shareholder Report [Line Items]
Fund Name	PRIMECAP Odyssey Aggressive Growth Fund
Class Name	PRIMECAP Odyssey Aggressive Growth Fund
Trading Symbol	POAGX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the PRIMECAP Odyssey Aggressive Growth Fund (the “Fund”) for the period of November 1, 2025, to April 30, 2026.
Additional Information [Text Block]	You can find additional information about the Fund at https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature. You can also request this information by contacting us at 1-800-729-2307.
Additional Information Phone Number	1-800-729-2307
Additional Information Website	https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature
Expenses [Text Block]
WHAT WERE THE FUND COSTS FOR THE LAST SIX MONTHS? (based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment*
PRIMECAP Odyssey Aggressive Growth Fund	$34	0.66%
[3]
Expenses Paid, Amount	$ 34
Expense Ratio, Percent	0.66%
Net Assets	$ 6,765,772,559
Holdings Count | $ / shares	180
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]	KEY FUND STATISTICS (as of April 30, 2026)

Net Assets	$6,765,772,559
Number of Holdings	180
Portfolio Turnover	6%

Holdings [Text Block]
WHAT DID THE FUND INVEST IN? (% of net assets as of April 30, 2026)

Top 10 Issuers	(%)
Micron Technology, Inc.	10.5%
Alphabet, Inc. - Class A & C	3.6%
Flex Ltd.	3.6%
Eli Lilly & Co.	3.1%
BeOne Medicines Ltd.	2.9%
Rhythm Pharmaceuticals, Inc.	2.6%
NVIDIA Corp.	2.5%
Glaukos Corp.	2.3%
MarketAxess Holdings, Inc.	2.1%
Biogen, Inc.	2.0%

Top Sectors	(%)
Information Technology	35.6%
Health Care	24.3%
Industrials	13.1%
Consumer Discretionary	11.3%
Communication Services	7.1%
Financials	4.3%
Materials	1.8%
Consumer Staples	0.8%
Energy	0.3%
Real Estate	0.1%
Cash & Other	1.3%

Updated Prospectus Web Address	https://www.primecap.com/funds/primecap-odyssey-aggressive-growth-fund/#literature

[1]
*	Annualized

[2]
*	Annualized

[3]
*	Annualized